Financial Instruments - Summary of Details of Assets and Liabilities Considered under Level 3 Classification (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	₨ 831,434
Ending balance	1,079,182	$ 14,224	₨ 831,434
Level 3 [member] | Investments in equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	10,227		9,178
Additions	3,973		1,575
Disposals	(7,697)		(1,256)
Transfers out of level 3	0		(27)
Unrealized gain recognized in statement of income (Refer to Note 23)	40
Gain recognized in other comprehensive income	9,423		1,009
Translation adjustment	358		(252)
Ending balance	₨ 16,324		₨ 10,227